BARINGS FUNDS TRUST

SUPPLEMENT DATED JUNE 8, 2018

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,
EACH DATED NOVEMBER 1, 2017,
AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

Barings Active Short Duration Bond Fund

Barings Total Return Bond Fund

(each, a “Fund” and together, the “Funds”)

Effective immediately, the following supplements, and to the extent inconsistent therewith, supersedes the information contained in the Section of the Funds’ Prospectus entitled “Fund Summaries – Barings Active Short Duration Bond Fund – Portfolio Management” on page 26.

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Nat Barker	November 1, 2017	Portfolio Manager
Ronald Desautels	Since inception	Portfolio Manager
David Nagle	Since inception	Portfolio Manager
Doug Trevallion	June 8, 2018	Portfolio Manager

Effective immediately, the following supplements, and to the extent inconsistent therewith, supersedes the information contained in the Section of the Funds’ Prospectus entitled “Fund Summaries – Barings Total Return Bond Fund – Portfolio Management” on page 34.

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Stephen Ehrenberg	November 1, 2017	Portfolio Manager
David Nagle	Since inception	Portfolio Manager
Nat Barker	November 1, 2017	Portfolio Manager
Doug Trevallion	June 8, 2018	Portfolio Manager

Effective immediately, the following supplements, and to the extent inconsistent therewith, supersedes the information with respect to the Funds contained in the Section of the Funds’ Prospectus entitled “Management of the Funds – Portfolio Management” starting on page 90.

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Nat Barker Portfolio Manager	Since November 1, 2017	Mr. Barker is a member of Barings' Investment Grade Multi Strategy Fixed Income Group and Co-Head of Barings’ Investment Grade Corporate Credit Group. He is responsible for the portfolio management of investment grade corporate bond strategies. He shares responsibility for the day-to-day management of the Barings Active Short Duration Bond Fund and Barings Total Return Bond Fund.
Ronald Desautels Portfolio Manager	Since Inception	Mr. Desautels is a member of Barings' Investment Grade Multi Strategy Fixed Income Group and is responsible for the Liquid Governments sector, including interest rate futures. He shares principal responsibility for the management of the Barings Active Short Duration Bond Fund.
Stephen Ehrenberg Portfolio Manager	Since November 1, 2017	Mr. Ehrenberg is a portfolio manager for Barings' Investment Grade Multi Strategy Fixed Income Group. He is responsible for the portfolio management of investment grade corporate bond strategies. He shares responsibility for the day-to-day management of the Barings Total Return Bond Fund.

David Nagle Portfolio Manager	Since Inception	Mr. Nagle is the Head of Barings' Investment Grade Multi Strategy Fixed Income Group and is responsible for the portfolio management of the firm’s investment grade strategies. He shares day-to-day management of the Barings Active Short Duration Bond Fund and Barings Total Return Bond Fund.
Doug Trevallion Portfolio Manager	Since June 8, 2018	Mr. Trevallion is a member of Barings' Investment Grade Multi Strategy Fixed Income Group specializing in securitized strategies and inflation-indexed strategies. He shares responsibility for the day-to-day management of the Barings Active Short Duration Bond Fund and Barings Total Return Bond Fund.

Effective immediately, the following supplements, and to the extent inconsistent therewith, supersedes the information contained in the Section of the Funds’ Statement of Additional Information (“SAI”) entitled “Information Regarding Portfolio Managers – Portfolio Managers – Barings Active Short Duration Bond Fund” on page 61.

Portfolio Team	Account Category	Number of Accounts Managed	Asset Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Assets Managed in Accounts with Performance-Based Advisory Fee (millions)
Nat Barker	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	3	$273	0	N/A
	Other Accounts	28	$63,416	0	N/A
Ronald Desautels	Registered Investment Companies	4	$2,053	0	N/A
	Other Pooled Investment Vehicles	1	$52	0	N/A
	Other Accounts	0	N/A	0	N/A
David Nagle	Registered Investment Companies	4	$2,983	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	33	$77,096	0	N/A
Doug Trevallion*	Registered Investment Companies	7	$4,572	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
* As of March 31, 2018.

Effective immediately, the following supplements, and to the extent inconsistent therewith, supersedes the information contained in the Section of the Funds’ Statement of Additional Information (“SAI”) entitled “Information Regarding Portfolio Managers – Portfolio Managers – Barings Total Return Bond Fund” on page 62.

Portfolio Team	Account Category	Number of Accounts Managed	Asset Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Assets Managed in Accounts with Performance-Based Advisory Fee (millions)
Nat Barker	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	3	$273	0	N/A
	Other Accounts	28	$63,416	0	N/A
Stephen Ehrenberg	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
David Nagle	Registered Investment Companies	4	$2,957	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	33	$77,096	0	N/A
Doug Trevallion*	Registered Investment Companies	7	$4,572	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
* As of March 31, 2018.

Effective immediately, the following supplements, and to the extent inconsistent therewith, supersedes the information contained in the Section of the Funds’ SAI entitled “Information Regarding Portfolio Managers – Portfolio Managers – Ownership of Securities” on page 66.

As of June 30, 2017, Craig Abouchar, Ricardo Adrogué, Nat Barker, Ronald Desautels, Stephen Ehrenberg, Sean Feeley, Michael Freno, Martin Horne, Cem Karacadag, Tom McDonnell, David Mihalick, David Nagle, Scott Roth, Chris Sawyer and Doug Trevallion do not directly or indirectly own any shares of the Funds.

Please Retain This Supplement for Future Reference